Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Share capital.
Schedule of share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2024 (1)	184,354,496	(59,159,103)	125,195,393
Sale of treasury shares	—	3,050,665	3,050,665
Movement of shares under liquidity agreement	—	10,500	10,500
Acquisition of shares forfeited from DSPPP	—	(8,539)	(8,539)
Balance as of June 30, 2024	184,354,496	(56,106,477)	128,248,019
Shares reclassed as treasury shares under IFRS 2	—	(29,950,268)	(29,950,268)
Balance as of June 30, 2024 IFRS 2	184,354,496	(86,056,745)	98,297,751

(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre - funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of January 1, 2024, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2025	184,354,496	(56,061,527)	128,292,969
Sale of treasury shares	—	12,898,903	12,898,903
Movement of shares under liquidity agreement	—	6,268	6,268
Acquisition of shares forfeited from DSPPP	—	(5,848)	(5,848)
Balance as of June 30, 2025	184,354,496	(43,162,204)	141,192,292
Shares reclassed as treasury shares under IFRS 2	—	(29,944,420)	(29,944,420)
Balance as of June 30, 2025 IFRS 2	184,354,496	(73,106,624)	111,247,872